Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	13,101.10
Total Offset Amount	0.00
Net Fee	$ 12,963.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A